ACQUISITIONS (Schedule of Pro Forma Information) (Details) (SweetIM Ltd. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SweetIM Ltd. [Member]
Business Acquisition [Line Items]
Revenues	$ 79,254	$ 51,190
Net income (loss)	$ 4,887	$ 1,154
Basic earnings (loss) per share	$ 0.48	$ 0.12
Diluted earnings (loss) per share	$ 0.47	$ 0.12